General	12 Months Ended
Dec. 31, 2023
General [Abstract]
General

NOTE 1 – GENERAL

A.	General

Silynxcom Ltd. was incorporated in Israel on August 22, 2021, as a privately-held company as part of a restructuring carried out by the company as set out in subsection B below (the “Restructuring”). The Company’s registered offices are located at 19 Yad Harutzim St., Netanya.

The Company is engaged through Silynx Communications Inc. (hereinafter - “Silynx” or the “former Company”) and Source of Sound Ltd. (hereinafter - “SOS” or the “Transferred Company”)) in a single area of activity: the development, production, marketing and sale of ruggedized noise protection and communication accessories for tactical uses (including radios used by groups such as security forces, law enforcement, and rescue forces.). As part of its activity, the Company manufactures and develops speech and audio systems that include single and dual-sided communication systems integrated into headsets and intended for the personal use of those serving in armies, security and rescue forces, and law enforcement forces in Israel and across the world.

A registration statement on Form F-1 (File No. 333-275195) relating to the Company’s initial public offering (“IPO”) was filed with the SEC and became effective on January 11, 2024. On January 17, 2024, the Company closed its IPO (NYSE American: SYNX) of 1,250,000 Ordinary Shares at a public offering price of $4.00 per share, for gross proceeds of $5,000, before deducting underwriting discounts and before offering expenses.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. In the opinion of the Company’s management, the Company’s resources as of the approval date of the financial statements are sufficient to continue the Company’s activity in its present form in the foreseeable future due to the fact that the Company’s operations provided net cash of $730 in the current year and it has positive working capital of $2,105 as of the balance sheet date. In addition, subsequent to the balance sheet date on January 17, 2024, the Company closed its IPO for gross proceeds of $5,000, before deducting underwriting discounts and before offering expenses.

B.	Silynx Communications Inc. was incorporated in Delaware, USA on September 19, 2005 and commenced operations in October 2005.

On August 26, 2021, the Board of Directors of the Former Company decided to make a structural change (hereinafter “the Reorganization”). For the reorganization, Silynxcom Ltd. was incorporated on August 22, 2021, as a private limited company, in accordance with the provisions of the Israeli Companies Law while maintaining the same capital structure as the Former Company. On August 26, 2021, the Former Company transferred to the Company all its holdings directly and indirectly through the subsidiary, SOS (see also Note 1.A). The Reorganization was completed on March 15, 2022, after receiving an approval from the Israeli Tax Authorities for a tax exemption in accordance with the provisions of section 104B (f) of the Israeli Income Tax Ordinance.

The Company accounted for the Reorganization using the pooling of interest method, and the Consolidated Financial Statements reflect the Reorganization using the “as pooling” method accordingly (See Note 2C).

C.	The effect of the 2023-2024 Israel wars

The Company is incorporated under the laws of the State of Israel, and the company’s principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect the Company’s business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely the Company’s operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm the Company’s operations and solution development and cause any future sales to decrease.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets which resulted in extensive deaths, injuries and kidnapping of civilians and soldiers, following which Israel’s security cabinet declared war against Hamas. Since October 7, Israel has also been militarily engaged with Hezbollah on the border between Lebanon and northern Israel, the Houthi movement based in Yemen and with the Islamic Republic of Iran. The intensity and duration of Israel’s current war is difficult to predict, as are such war’s implications on the Company’s business and operations.

While none or some of the Company’s supply chains have been impacted since the war broke out on October 7, 2023, the ongoing war may create supply and demand irregularities in Israel’s economy in general or lead to macroeconomic indications of a deterioration of Israel’s economic standing, which may have a material adverse effect on us and the Company’s ability to effectively conduct the Company’s operations.

In connection with the regional hostilities, Israeli military reservists have been drafted to perform military service. Only one of the Company’s employees is on active military duty as of the date of these Consolidated Financial Statements, but there can be no assurance that additional Company employees will not be called to military service again. In addition, the Company relies on service providers located in Israel and the Company’s employees or employees of such service providers may be called for service in the current or future wars or other armed conflicts with Hamas and such persons may be absent from their positions for a period of time. As of the date of the Consolidated Financial Statement, any impact as a result of the number of absences of the Company’s personnel and personnel at its service providers or counterparties located in Israel has been manageable. However, military service call-ups that result in absences of personnel from its service providers or contractual counterparties in Israel may disrupt its operations and absences for an extended period of time may materially and adversely affect its business, prospects, financial condition and results of operations.

Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its trading partners could adversely affect its operations and results of operations. The Company’s commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that caused by terrorist attacks or acts of war, the Company cannot guarantee that this government coverage will be maintained or that it will sufficiently cover its potential damages. Any losses or damages incurred by us could have a material adverse effect on its business. Any armed conflicts or political instability in the region would likely negatively affect business conditions and could harm its results of operations.

Since October 7th the Company experience a significant increase in the demand to its products from the Israeli Defense Forces.

D.	The effect of the war between Russia and Ukraine

Since the Company does not have activities in Russia or Ukraine, as of the approval date of the Consolidated Financial Statements, this war and the sanctions imposed in response thereto have not directly affected the Company’s financial position or its activity. The prolongation of the war, its escalation, the imposition of further sanctions by the different countries and the involvement of other countries in the war might have an adverse effect on the Company’s activity, including with respect to its ability to acquire components and raw materials in regular fashion.